Convertible Note (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Convertible Note
Schedule of Convertible Notes

	Consolidated
	31 Dec 2023	30 Jun 2023
	A$	A$

Current liabilities
Financial Derivative Liability	221,954	250,921
Financial Liability	6,690,484	928,867

	6,912,438	1,179,788

Non-current liabilities
Financial Liability	-	5,352,544

	6,912,438	6,532,332

	Consolidated
	30 June 2023	30 June 2022
	A$	A$
Current liabilities
Financial derivative liability	250,921	-
Financial liability	928,867	-

	1,179,788	-

Non-current liabilities
Financial liability	5,352,544	-

	6,532,332	-

Schedule of Reconciliation of Convertible Notes

Reconciliation of convertible note since inception to 31 December 2023 is set out below:

	31 Dec 2023	30 June 2023
	A$	A$

The opening balance of the financial liability and derivative was:
Financial Derivative Liability	250,921	2,120,963
Financial Liability	6,281,411	5,328,247
	6,532,332	7,449,210
Movement
Gain on financial derivative	(28,967)	(1,870,042)
Amortization of financial liability	(55,192)	928,281
Financial liability movement	428,333	-
Foreign exchange movement	35,932	24,883

	6,912,438	6,532,332

Reconciliation of convertible note since inception to 30 June 2023 is set out below:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	2,120,963	-
Financial liability	5,328,247	-

	7,449,210	-

Movement to 30 June 2023
Loss on financial derivative	(1,870,042)	-
Amortization of financial liability	928,281	-

Foreign exchange loss on financial liability	24,883

	6,532,332	-